Property and Equipment, Net	12 Months Ended
Dec. 31, 2023
Property and Equipment, Net
Property and Equipment, Net

7. Property and Equipment, Net

Property and equipment, net consists of the following:

	As of December 31,
	(Amount in Thousands)
	2022	2023	2023
	RMB	RMB	US$
Buildings	2,478,634	2,478,634	349,108
Leasehold and building improvements	154,900	175,164	24,671
Furniture, fixtures and equipment	135,337	153,019	21,552
Motor vehicles	33,148	23,855	3,360
Software	190,227	209,808	29,551
	2,992,246	3,040,480	428,242
Accumulated depreciation	(546,988)	(581,306)	(81,875)
	2,445,258	2,459,174	346,367
Construction in progress	41,059	23,025	3,243
Property and equipment, net	2,486,317	2,482,199	349,610

Depreciation expense was RMB146,567, RMB155,968 and RMB158,082 for the years ended December 31, 2021, 2022 and 2023, respectively.